INCOME TAX EXPENSES (Narrative) (Details) In Thousands, unless otherwise specified	12 Months Ended						12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2014 Minimum [Member]	Dec. 31, 2014 Maximum [Member]	Dec. 31, 2014 Earliest Tax Year [Member] PRC Tax Authority [Member]	Dec. 31, 2014 Latest Tax Year [Member] PRC Tax Authority [Member]
Operating Loss Carryforwards [Line Items]
Income tax rate	25.00%	25.00%
Dividend tax rate	10.00%	10.00%	10.00%	10.00%	10.00%
Net operating loss carryforwards	$ 122,518	760,177
Net operating loss carryforwards, expiration dates							Jan. 01, 2016	Dec. 31, 2019
Unrecognized tax benefits	$ 39	244	$ 39	244	282	649
Open tax year									2009	2014